Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares outstanding were as follows:

	December 31,
(Shares in thousands)	2024	2023	2022
Balance at beginning of year	200,482	199,079	203,688
Shares issued under stock awards	1,377	1,403	702
Shares issued upon exercise of stock options	—	—	62
Repurchases of common stock	—	—	(5,373)
Balance at end of year	201,859	200,482	199,079

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2021	387	(6)	3	384	28	412
Change during period	55	2	1	57	27	84
Reclassified to operations (1)	36	(3)	—	34	—	34
Other comprehensive income (loss)	90	(1)	1	91	27	117
Balance at December 31, 2022	477	(7)	4	474	55	529
Change during period	5	(2)	—	3	(13)	(10)
Reclassified to operations (1)	—	2	—	2	—	2
Tax effect	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	4	1	—	4	(13)	(8)
Balance at December 31, 2023	481	(6)	3	479	42	521
Change during period	(30)	5	—	(25)	20	(5)
Reclassified to operations (1)	1	—	—	—	—	—
Tax effect	1	(1)	—	—	—	—
Other comprehensive (loss) income	(29)	4	—	(25)	20	(5)
Balance at December 31, 2024	452	(2)	3	453	63	516
(1) Foreign currency translation adjustments were reclassified into other non-operating expense, net on the Consolidated Statements of Operations for subsidiaries sold for the year ended December 31, 2022 and foreign exchange (gain) loss, net for subsidiaries liquidated for the years ended December 31, 2024 and 2022. Unrealized gain (loss) on hedges were reclassified into service revenue on the Consolidated Statements of Operations for the years ended December 31, 2024, 2023, and 2022.